Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Customer One [Member]
Segment Reporting Information [Line Items]
Net sales to customers	24.10%	20.40%	20.80%	18.90%
Customer Two [Member]
Segment Reporting Information [Line Items]
Net sales to customers	12.70%	17.30%	14.00%	12.40%
Customer Three [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.90%	13.40%	12.20%	11.80%